Goodwill and Intangible Assets (Tables) - Orbitz	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Schedule of Goodwill
The changes in the carrying amount of goodwill during the year ended December 31, 2014 was as follows:

Amount
(in thousands)
Balance at January 1, 2014, net of accumulated impairment of $832,626	$345,388
Acquisition	5,710
Balance at December 31, 2014, net of accumulated impairment of $832,626	$351,098

Schedule of Finite-Lived Intangible Assets
The changes in the carrying amounts of finite-lived intangible assets during the year ended December 31, 2014 were as follows:

Amount
(in thousands)
Balance at January 1, 2014	$89
Intangible assets acquired (a)	1,560
Amortization expense	(349)
Balance at December 31, 2014	$1,300

(a) Intangible assets acquired in 2014 relate to our purchase of certain TPN assets. See Note 3 - Acquisitions.

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
Finite-lived intangible assets consisted of the following:

	December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands)
Finite-Lived Intangible Assets:
Customer relationships	$1,560	$(260)	$1,300
Vendor relationships	4,293	(4,293)	—
Total finite-lived intangible assets	$5,853	$(4,553)	$1,300

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The table below shows the estimated amortization expense related to our finite-lived intangible assets over their remaining useful lives:

Year	(in thousands)
2015	$312
2016	312
2017	312
2018	312
2019	52
Total	$1,300